Merger reserves	12 Months Ended
Mar. 31, 2026
Merger Reserves
Merger reserves

15.	Merger reserves

The merger reserves represent the difference between the carrying value of the investment in subsidiaries and the share capital of the Company’s subsidiaries upon consolidation under the merger accounting principle.